Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.170%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,656,367.18

Principal:
Principal Collections	$16,894,792.56
Prepayments in Full	$6,794,951.53
Liquidation Proceeds	$322,150.46
Recoveries	$26,646.73
Sub Total	$24,038,541.28
Collections	$25,694,908.46

Purchase Amounts:
Purchase Amounts Related to Principal	$127,876.41
Purchase Amounts Related to Interest	$643.34
Sub Total	$128,519.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,823,428.21

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,823,428.21
Servicing Fee	$602,914.01	$602,914.01	$0.00	$0.00	$25,220,514.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,220,514.20
Interest - Class A-2a Notes	$92,164.84	$92,164.84	$0.00	$0.00	$25,128,349.36
Interest - Class A-2b Notes	$73,281.41	$73,281.41	$0.00	$0.00	$25,055,067.95
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$24,701,544.62
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$24,564,504.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,564,504.62
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$24,513,450.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,513,450.29
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$24,475,034.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,475,034.04
Regular Principal Payment	$21,848,437.57	$21,848,437.57	$0.00	$0.00	$2,626,596.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,626,596.47
Residual Released to Depositor	$0.00	$2,626,596.47	$0.00	$0.00	$0.00
Total		$25,823,428.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,848,437.57
Total					$21,848,437.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,034,391.39	$60.17	$92,164.84	$0.46	$12,126,556.23	$60.63
Class A-2b Notes	$9,814,046.18	$60.17	$73,281.41	$0.45	$9,887,327.59	$60.62
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$21,848,437.57	$20.76	$745,480.16	$0.71	$22,593,917.73	$21.47

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$98,748,040.96	0.4937402	$86,713,649.57	0.4335682
Class A-2b Notes	$80,529,027.39	0.4937402	$70,714,981.21	0.4335682
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$639,887,068.35	0.6079052	$618,038,630.78	0.5871487

Pool Information
Weighted Average APR	2.836%	2.830%
Weighted Average Remaining Term	46.79	45.94
Number of Receivables Outstanding	35,442	34,886
Pool Balance	$723,496,815.82	$698,989,281.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$666,070,890.65	$643,854,840.06
Pool Factor	0.6323365	0.6109169

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$10,484,839.22
Yield Supplement Overcollateralization Amount	$55,134,441.59
Targeted Overcollateralization Amount	$80,950,650.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,950,650.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$367,763.21
(Recoveries)		41	$26,646.73
Net Loss for Current Collection Period			$341,116.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5658%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6058%
Second Prior Collection Period			0.9267%
Prior Collection Period			0.8577%
Current Collection Period			0.5755%
Four Month Average (Current and Prior Three Collection Periods)			0.7414%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,147	$3,940,854.15
(Cumulative Recoveries)			$142,179.11
Cumulative Net Loss for All Collection Periods			$3,798,675.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3320%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,435.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,311.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	291	$6,755,471.55
61-90 Days Delinquent	0.13%	42	$894,731.52
91-120 Days Delinquent	0.04%	12	$298,693.05
Over 120 Days Delinquent	0.05%	13	$356,685.00
Total Delinquent Receivables	1.19%	358	$8,305,581.12

Repossession Inventory:
Repossessed in the Current Collection Period		30	$897,316.40
Total Repossessed Inventory		42	$1,207,899.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1691%
Prior Collection Period			0.2370%
Current Collection Period			0.1921%
Three Month Average			0.1994%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2218%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer